Borrowings and other financial liabilities - Summary of detailed information about borrowings (Parenthetical) (Detail) € in Millions, $ in Millions			12 Months Ended
		May 11, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Notional amount			$ 1,522	$ 1,656
Cumulative amount utilised from debt issuance			1,200	1,600
Carrying value of bonds			1,300	1,600
Buy-back of bonds					$ 1,900
Repayments of borrowings, classified as financing activities	[1]		$ 721	203	$ 2,300
Increase in stated percentage			1.00%
Borrowings			$ 13,831	14,115
Debt instrument restrictive covenants			4,500	4,500
Rio Tinto Finance plc Euro Bonds 2.0% due 2020
Disclosure of detailed information about borrowings [Line Items]
Buy-back of bonds | €		€ 402
Repayments of borrowings, classified as financing activities			526
Borrowings			0	455
European debt issuance programme
Disclosure of detailed information about borrowings [Line Items]
Notional amount			$ 10,000	$ 10,000

[1]	On 11 May 2020, we repaid our €402 million (nominal value) Rio Tinto Finance plc Euro Bonds on their maturity. The cash outflow relating to the repayment of the bonds and the realised loss on the derivatives have been recognised within "Repayment of borrowings and associated derivatives" in the Group cash flow statement and totalled US$526 million.